AUDITORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of Fees Payable to Auditors
Fees payable to the Bank's auditors[1] by the Group are as follows:

	2022 £m	2021 £m	2020 £m
Fees payable for the:
– audit of the Bank's current year Annual report	4.9	4.7	4.5
– audits of the Bank's subsidiaries	10.8	9.5	8.9
– total audit fees in respect of the statutory audit of Group entities[2]	15.7	14.2	13.4
– services normally provided in connection with statutory and regulatory filings or engagements	0.8	0.7	1.6
Total audit fees[3]	16.5	14.9	15.0

Other audit-related fees[3]	0.4	0.4	0.3
All other fees[3]	0.2	0.5	0.9
Total non-audit services[4]	0.6	0.9	1.2
Total fees payable to the Bank’s auditors by the Group	17.1	15.8	16.2
1    Deloitte LLP became the Group’s statutory auditor in 2021. PricewaterhouseCoopers LLP was the statutory auditor during 2020.
2    As defined by the Financial Reporting Council (FRC).
3    As defined by the Securities and Exchange Commission (SEC).
4    As defined by the SEC. Total non-audit services as defined by the FRC include all fees other than audit fees in respect of the statutory audit of Group entities. These fees totalled £1.4 million in 2022 (2021: £1.6 million; 2020: £2.8 million).
During the year the auditors[1] also earned fees payable by entities outside the consolidated Lloyds Bank Group in respect of the following:

	2022 £m	2021 £m	2020 £m
Audits of Group pension schemes	0.3	0.3	0.1
Reviews of the financial position of corporate and other borrowers	–	–	1.3
1    Deloitte LLP became the Group’s statutory auditor in 2021. PricewaterhouseCoopers LLP was the statutory auditor during 2020.